Note 5 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due in one year or less	$ 2,026	$ 1,604
Due after one year through five years	8,146	3,323
Total	$ 10,172	$ 4,927